Net Loss per Common Share - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Warrant
Earnings Per Share [Line Items]
Shares excluded from computation of EPS		700,000
Income excluded from net loss in the computation of diluted EPS	$ 0.2
Securities included in the computation of diluted EPS	700,000
Restricted Stock
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	27,000	82,000
Stock Options
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	6,400,000	6,500,000
Restricted Stock Units (RSUs)
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	1,500,000	0